Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
OTHER CURRENT ASSETS

December 31 (millions of dollars)	2018	2017
Regulatory assets (Note 12)	42	46
Prepaid expenses and other assets	41	41
Derivative instrument - foreign exchange contract (Note 17)	22	—
Materials and supplies	20	18
	125	105